PLANT AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
10.	PLANT AND EQUIPMENT

	September 30, 2014	December 31, 2013
Plant and machinery	$5,344,326	$5,263,933
Structure and leasehold improvements	49,841,748	36,308,860
Mature seeds and herbage cultivation	9,234,439	6,294,372
Furniture and equipment	393,411	391,608
Motor vehicles	765,858	765,858
	65,579,782	49,024,631
Less: Accumulated depreciation	(4,305,620)	(2,537,573)
Net carrying amount	$61,274,162	$46,487,058

Depreciation expense was $636,774 and $356,737 for the three months ended September 30, 2014 and 2013, respectively. Depreciation expense was $1,768,047 and $995,408 for the nine months ended September 30, 2014 and 2013, respectively.

11. PLANT AND EQUIPMENT

	2013	2012

Plant and machinery	$5,263,933	$3,681,644
Structure and leasehold improvements	36,308,860	15,446,062
Mature seeds and herbage cultivation	6,294,372	1,369,626
Furniture and equipment	391,608	212,479
Motor vehicles	765,858	277,513
	49,024,631	20,987,324

Less: Accumulated depreciation	(2,537,573)	(1,041,022)
Net carrying amount	$46,487,058	$19,946,302

Depreciation expense was $1,496,551and $443,361 for the years ended December 31, 2013 and 2012, respectively.